PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

The details of property and equipment are as follows:

	December 31,			Reclassifications/	December 31,
	2020	Additions	Deductions	Translations	2021
At cost:
Directly acquired assets
Buildings	16,137	197	(5)	967	17,296
Leasehold improvements	1,410	45	(35)	57	1,477
Switching equipment	17,506	1,112	(1,223)	929	18,324
Telegraph, telex, and data communication
equipment	2,012	—	—	(429)	1,583
Transmission installation and equipment	159,196	3,829	(3,479)	6,075	165,621
Satellite, earth station, and equipment	10,423	359	(15)	(239)	10,528
Cable network	60,796	8,722	(33)	(1,926)	67,559
Power supply	20,988	303	(390)	1,134	22,035
Data processing equipment	17,663	250	(314)	1,659	19,258
Other telecommunication peripherals	7,513	1,646	—	(38)	9,121
Office equipment	2,125	205	(57)	79	2,352
Vehicles	551	34	(43)	(5)	537
Other equipment	68	6	—	(27)	47
Property under construction	2,524	13,613	(29)	(13,158)	2,950
Total	318,912	30,321	(5,623)	(4,922)	338,688

Accumulated depreciation and impairment losses:
Directly acquired assets
Buildings	4,872	652	(2)	15	5,537
Leasehold improvements	1,061	132	(30)	—	1,163
Switching equipment	11,621	1,871	(1,223)	(44)	12,225
Telegraph, telex, and data communication
equipment	1,582	—	—	—	1,582
Transmission installation and equipment	87,991	11,554	(3,227)	(1,786)	94,532
Satellite, earth station, and equipment	4,412	743	(16)	60	5,199
Cable network	15,978	4,210	(11)	(1,442)	18,735
Power supply	14,757	1,546	(383)	(46)	15,874
Data processing equipment	12,780	1,708	(301)	(57)	14,130
Other telecommunication peripherals	2,885	1,492	—	(47)	4,330
Office equipment	1,574	357	(57)	(8)	1,866
Vehicles	229	71	(26)	(4)	270
Other equipment	47	4	—	(11)	40
Total	159,789	24,340	(5,276)	(3,370)	175,483
Net book value	159,123				163,205

	December 31,			Reclassifications/	December 31,
	2021	Additions	Deductions	Translations	2022
At cost:
Directly acquired assets
Buildings	17,296	778	(1)	874	18,947
Leasehold improvements	1,477	80	(86)	100	1,571
Switching equipment	18,324	1,066	(130)	823	20,083
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	165,621	4,494	(9,501)	10,492	171,106
Satellite, earth station, and equipment	10,528	155	(5)	126	10,804
Cable network	67,559	7,807	(9)	(662)	74,695
Power supply	22,035	433	(719)	1,527	23,276
Data processing equipment	19,258	877	(390)	1,209	20,954
Other telecommunication peripherals	9,121	1,261	—	20	10,402
Office equipment	2,352	157	(85)	201	2,625
Vehicles	537	100	(165)	133	605
Other equipment	47	2	(3)	5	51
Property under construction	2,950	16,936	—	(15,288)	4,598
Total	338,688	34,146	(11,094)	(440)	361,300

Accumulated depreciation and impairment losses:
Directly acquired assets
Buildings	5,537	632	(1)	60	6,228
Leasehold improvements	1,163	130	(86)	—	1,207
Switching equipment	12,225	1,985	(127)	17	14,100
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	94,532	12,087	(9,362)	78	97,335
Satellite, earth station, and equipment	5,199	830	(5)	17	6,041
Cable network	18,735	4,388	(9)	(604)	22,510
Power supply	15,874	1,699	(712)	29	16,890
Data processing equipment	14,130	1,806	(388)	(58)	15,490
Other telecommunication peripherals	4,330	1,717	—	20	6,067
Office equipment	1,866	261	(79)	25	2,073
Vehicles	270	38	(135)	69	242
Other equipment	40	3	(2)	3	44
Total	175,483	25,576	(10,906)	(344)	189,809
Net book value	163,205				171,491

a.    Gain on sale of property and equipment

	2020	2021	2022
Proceeds from sale of property and equipment	236	756	526
Net book value	(20)	(36)	(129)
Gain on sale of property and equipment	216	720	397

b.    Others

(i)	During 2021 and 2022, the CGUs that independently generate cash inflows are fixed wireline, cellular and others. Management believes that there is no indication of impairment in the assets of such CGUs as of December 31, 2021 and 2022.
(ii)	Interest capitalized to property under construction amounted to Rp160 billion, Rp52 billion, and Rp79 billion for the year ended December 31, 2020, 2021, and 2022, respectively. The capitalization rate used to determine the number of borrowing costs eligible for capitalization ranged from 6.25% to 11.00%, 5.63% to 8.70%, and 5.63% to 7.90% for the year ended December 31, 2020, 2021, and 2022, respectively.
(iii)	No foreign exchange loss was capitalized as part of property under construction for the year ended December 31, 2020, 2021, and 2022.
(iv)	In 2020, 2021, and 2022, the Group obtained proceeds from the insurance claim on lost and broken property and equipment, with a total value of Rp234 billion, Rp133 billion, and Rp299 billion, respectively, and were recorded as part of “Other income - net” in the consolidated statements of profit or loss and other comprehensive income. In 2020, 2021, and 2022 the net carrying values of those assets of Rp190 billion, Rp103 billion, and Rp270 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.
(v)	In 2022, the estimated useful lives of towers owned by the Group were changed from 30 to 40 years. The impact of reduction in the depreciation expense for the year ended December 31, 2022 and the estimate for the year ended 2023 amounted to Rp93 billion and Rp373 billion, respectively. Towers are presented as part of transmission installation and equipment.
(vi)	As of December 31, 2021 and 2022, the equipment units of Telkomsel with the carrying amount of Rp818 billion and Rp6 billion, respectively, will be exchanged, and therefore the equipment units were reclassified as assets held for sale in the consolidated statements of financial position. In 2021 and 2022, the equipment units of Telkomsel with the net carrying amount of Rp258 billion and Rp909 billion, respectively, had been exchanged with equipment units of PT ZTE Indonesia. There is no provision for impairment of assets held for sale as of December 31, 2021 and 2022.
(vii)	In 2021, the Company decided to discontinue the use of MSAN assets and accelerate the depreciation of the MSAN assets, which will be fully depreciated in 2022. The impact of accelerated depreciation of MSAN assets for the year ended December 31, 2021 and 2022 amounted to Rp1,603 billion and Rp1,494 billion, respectively. MSAN assets are presented as part of cable network.
(viii)	As of December 31, 2021 and 2022, the Group’s property and equipment with net carrying amount of Rp161,287 billion and Rp172,112 billion, respectively, were insured against fire, theft, earthquake and other specified risks, including business interruption, under blanket policies totaling Rp29,601 billion and Rp36,319 billion, HK$8 million and HK$10 million, SG$360 million and SG$373 million, and MYR72 million and MYR54 million, respectively, and first loss basis amounted to Rp2,750 billion and Rp2,750 billion, respectively. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.
(ix)	As of December 31, 2021 and 2022, the percentage of completion of property under construction was approximately 75.63% and 55.91%, respectively, of the total contract value, with estimated dates of completion until February 2025 and August 2025, respectively. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network, and power supply. Management believes that there is no impediment to the completion of the construction in progress.
(x)	As of December 31, 2021 and 2022, all assets owned by the Company have been pledged as collateral for bonds (Note 20b) while certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp22,939 billion and Rp18,370 billion, respectively, have been pledged as collaterals under lending agreements (Notes 19a and 20c).
(xi)	As of December 31, 2021 and 2022, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp67,355 billion and Rp67,979 billion, respectively. The Group is currently conducting modernization of network assets to replace the fully depreciated property and equipment.
(xii)	In 2021 and 2022, the total fair values of land rights and buildings of the Group amounted to Rp45,604 billion and Rp49,014 billion, respectively.